Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepaid software costs	$ 213,000	$ 153,526	$ 59,855
Service trade	52,000	114,041	239,041
Employee receivable	28,000	12,863	800
Prepaid insurance costs	214,000	7,228	130,345
Prepaid commissions	140,000	96,206	31,504
Prepaid consulting costs			76,767
Prepaid advertising and marketing costs			29,133
Prepaid merchant fees	64,000	60,774	26,690
Prepaid data license and subscription costs			3,125
Other current assets	41,000	451	46,414
Total prepaid expenses and other current assets	$ 752,000	445,089	$ 643,674
Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepaid software costs		154,000
Service trade		114,000
Employee receivable		13,000
Prepaid insurance costs		7,000
Prepaid commissions		96,000
Prepaid merchant fees		61,000
Other current assets
Total prepaid expenses and other current assets		$ 445,000